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T. Rowe Price Mid-Cap Value Fund, Inc.
T. ROWE PRICE Mid-Cap Value Fund Investor Class I Class Advisor Class R Class Z Class SUMMARY
Investment Objective(s)
The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Mid-Cap Value Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class	R Class	Z Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Mid-Cap Value Fund, Inc.	Investor Class	I Class	Advisor Class	R Class	Z Class
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees			0.25%	0.50%
Other expenses	0.14%	0.01%	0.16%	0.16%	0.01%
Total annual fund operating expenses	0.78%	0.65%	1.05%	1.30%	0.65%
Fee waiver/expense reimbursement					(0.65%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%	0.65%	1.05%	1.30%	none	[1]
[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Mid-Cap Value Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	80	249	433	966
I Class	66	208	362	810
Advisor Class	107	334	579	1,283
R Class	132	412	713	1,568
Z Class	none	none	none	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in companies whose market capitalization (number of shares outstanding multiplied by share price), at the time of purchase, falls within the range of the companies in either the S&P MidCap 400 Index or the Russell Midcap Value Index. As of December 31, 2019, the market capitalization ranges for the S&P MidCap 400 Index and the Russell Midcap Value Index were approximately $1.1 billion to $19.4 billion, and $823.7 million to $43.7 billion, respectively. The market capitalization of the companies in the fund’s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges. We follow a value approach in selecting investments for the fund. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.

In selecting investments, we generally favor companies with one or more of the following:
  demonstrated or potentially attractive margins, profits, and/or cash flow;
  sound balance sheet;
  experienced and capable management;
  management/employee stock ownership; or
  low stock price relative to earnings, cash flow, sales, net assets, book value, or private market value.
In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows.

Mid-cap stocks Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Value investing The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
MID-CAP VALUE FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/13	12.06%	Worst Quarter	9/30/11	-17.42%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Mid-Cap Value Fund, Inc.	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	19.61%	7.47%	10.71%			Jun. 28, 1996
Investor Class | Returns after taxes on distributions	18.41%	5.48%	8.98%			Jun. 28, 1996
Investor Class | Returns after taxes on distributions and sale of fund shares	12.41%	5.54%	8.52%			Jun. 28, 1996
I Class	19.75%			9.50%		Aug. 28, 2015
Advisor Class	19.30%	7.19%	10.42%			Sep. 30, 2002
R Class	19.00%	6.92%	10.15%			Sep. 30, 2002
Z Class						Mar. 16, 2020
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	27.06%	7.62%	12.41%	9.84%	[1]	Aug. 28, 2015
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%	10.68%	[1]	Aug. 28, 2015
Lipper Mid-Cap Value Funds Index	23.93%	5.91%	10.53%	7.57%	[1]	Aug. 28, 2015
[1]	Return since 8/28/15.

Updated performance information is available through troweprice.com.